Note 13 - Property, Plant and Equipment - Average Discount Rate Applied for IFRS 16 for January 1st (Details)	Jan. 01, 2019
Lease term 2020-2025 [member]
Statement Line Items [Line Items]
Rate %	6.632%
Lease term 2026-2030 [member]
Statement Line Items [Line Items]
Rate %	8.329%
Lease term 2031-2035 [member]
Statement Line Items [Line Items]
Rate %	8.995%